Schedule of Investments (unaudited) April 30, 2020	BlackRock Global Dividend Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.8%

Australia — 2.6%
Ansell Ltd.	690,695	$12,737,899
Sonic Healthcare Ltd.	1,404,497	24,803,702

		37,541,601
Canada — 6.2%
Rogers Communications, Inc., Class B	958,778	40,157,159
TELUS Corp.	3,011,635	49,222,096

		89,379,255
Denmark — 1.7%
Novo Nordisk A/S, Class B	374,184	23,869,207

Finland — 1.8%
Kone Oyj, Class B	438,588	26,558,424

France — 3.6%
Sanofi	415,643	40,597,580
Schneider Electric SE	125,157	11,566,106

		52,163,686
Germany — 1.5%
Deutsche Post AG, Registered Shares	749,250	22,258,206

Netherlands — 3.2%
Heineken NV	194,054	16,506,275
Koninklijke Philips NV(a)	669,720	29,194,889

		45,701,164
Singapore — 2.2%
DBS Group Holdings Ltd.	1,316,600	18,536,558
United Overseas Bank Ltd.	931,800	13,314,600

		31,851,158
Sweden — 1.1%
Tele2 AB, Class B	1,175,228	15,154,122

Switzerland — 8.2%
Cie Financiere Richemont SA, Registered Shares	189,311	10,740,269
Nestlé SA, Registered Shares	459,404	48,655,492
Novartis AG, Registered Shares	559,904	47,781,351
SGS SA, Registered Shares	4,448	10,033,360

		117,210,472
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,126,000	11,358,863

United Kingdom — 16.5%
AstraZeneca PLC	150,921	15,785,062
BAE Systems PLC	4,467,746	28,497,075
British American Tobacco PLC	1,112,141	42,866,416
Diageo PLC	681,394	23,460,173
GlaxoSmithKline PLC	1,421,432	29,654,609
Reckitt Benckiser Group PLC	261,492	21,782,108
RELX PLC	966,548	21,995,019
Unilever PLC	1,013,852	52,205,179

		236,245,641
United States — 49.4%
AbbVie, Inc.	455,211	37,418,344
Altria Group, Inc.	437,939	17,189,106
Amcor PLC - CDI	4,896,344	44,618,531
Carrier Global Corp.(a)	785,027	13,902,828
Cisco Systems, Inc.	565,521	23,966,780
Citizens Financial Group, Inc.	709,515	15,886,041
Coca-Cola Co.	856,880	39,322,223
Genuine Parts Co.	297,547	23,589,526
Hasbro, Inc.	482,126	34,814,318
Home Depot, Inc.	138,709	30,492,399
International Paper Co.	757,689	25,950,848
Johnson & Johnson	318,517	47,790,291
Lockheed Martin Corp.	103,283	40,183,284

Security	Shares	Value

United States (continued)
M&T Bank Corp.	170,376	$19,095,742
Medtronic PLC	380,702	37,167,936
Otis Worldwide Corp.(a)	253,901	12,926,100
Paychex, Inc.	464,330	31,815,892
PepsiCo, Inc.	267,900	35,440,491
Pfizer, Inc.	980,251	37,602,428
Philip Morris International, Inc.	580,119	43,276,877
Procter & Gamble Co.	320,349	37,759,537
Raytheon Technologies Corp.	246,770	15,993,164
Texas Instruments, Inc.	180,507	20,951,448
U.S. Bancorp	584,040	21,317,460

		708,471,594

Total Long-Term Investments — 98.8% (Cost: $1,211,456,186)		1,417,763,393

Short-Term Securities — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%(b)(c)	13,442,236	13,442,236

Total Short-Term Securities — 1.0% (Cost: $13,442,236)		13,442,236

Total Investments — 99.8% (Cost: $1,224,898,422)		1,431,205,629

Other Assets Less Liabilities — 0.2%		3,370,110

Net Assets — 100.0%		$1,434,575,739

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Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock Global Dividend Portfolio

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,644,283	10,797,953	(b)	—	13,442,236	$13,442,236	$74,036	$8	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Portfolio Abbreviation

CDI     CREST Depository Interest

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$37,541,601	$—	$37,541,601
Canada	89,379,255	—	—	89,379,255
Denmark	—	23,869,207	—	23,869,207
Finland	—	26,558,424	—	26,558,424
France	—	52,163,686	—	52,163,686
Germany	—	22,258,206	—	22,258,206
Netherlands	16,506,275	29,194,889	—	45,701,164
Singapore	—	31,851,158	—	31,851,158
Sweden	—	15,154,122	—	15,154,122
Switzerland	—	117,210,472	—	117,210,472
Taiwan	—	11,358,863	—	11,358,863
United Kingdom	—	236,245,641	—	236,245,641
United States	663,853,063	44,618,531	—	708,471,594
Short-Term Securities	13,442,236	—	—	13,442,236

	$783,180,829	$648,024,800	$—	$1,431,205,629

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